Basis of measurement - Interest rate risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Possible
Interest rate risk
Percentage of impairment in the variables	25.00%
Remote
Interest rate risk
Percentage of impairment in the variables	50.00%
Interest rate risk | Base
Interest rate risk
Net exposure	R$ (1,253,980)	R$ (93,843)
Interest rate risk | Base | CDI - Interest earning bank deposits
Interest rate risk
Net exposure	64,158	61,461
Interest rate risk | Base | CDI - Debentures
Interest rate risk
Net exposure	(600,720)
Interest rate risk | Base | CDI - Loans and Financing
Interest rate risk
Net exposure	(717,418)	(155,304)
Interest rate risk | Probable
Interest rate risk
Net exposure	(171,168)	(8,681)
Interest rate risk | Probable | CDI - Interest earning bank deposits
Interest rate risk
Net exposure	8,758	5,685
Interest rate risk | Probable | CDI - Debentures
Interest rate risk
Net exposure	(81,998)
Interest rate risk | Probable | CDI - Loans and Financing
Interest rate risk
Net exposure	(97,928)	(14,366)
Interest rate risk | Possible
Interest rate risk
Net exposure	(213,960)	(10,852)
Interest rate risk | Possible | CDI - Interest earning bank deposits
Interest rate risk
Net exposure	10,948	7,106
Interest rate risk | Possible | CDI - Debentures
Interest rate risk
Net exposure	(102,498)
Interest rate risk | Possible | CDI - Loans and Financing
Interest rate risk
Net exposure	(122,410)	(17,958)
Interest rate risk | Remote
Interest rate risk
Net exposure	(256,752)	(13,021)
Interest rate risk | Remote | CDI - Interest earning bank deposits
Interest rate risk
Net exposure	13,137	8,528
Interest rate risk | Remote | CDI - Debentures
Interest rate risk
Net exposure	(122,997)
Interest rate risk | Remote | CDI - Loans and Financing
Interest rate risk
Net exposure	R$ (146,892)	R$ (21,549)